RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	$ 24,124	$ 245,492
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	24,084	166,236
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	0	64,812
Xuancheng Jinshida Modern Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	0	12,823
Hebei Leading Future Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	0	1,345
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Receivable - Related Parties (Details) [Line Items]
Accounts receivable, net	$ 40	$ 276